SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property, Plant and Equipment Useful Life (Details)	Dec. 31, 2024
Minimum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Capitalized software costs
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	2 years
Maximum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life	8 years
Maximum | Capitalized software costs
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	5 years